Capital adequacy (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Capital ratios %
Description of Other Regulatory Limitations	Dividend restrictions Certain of the Group's subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Basel III
Eligible capital
CET1 capital	SFr 42,072	SFr 43,322
Additional tier 1 capital	10,991	6,482
Tier 1 capital	53,063	49,804
Tier 2 capital	9,619	10,947
Total eligible capital	62,682	60,751
Risk-weighted assets
Risk-weighted assets	SFr 294,950	SFr 291,410
Capital ratios %
CET1 ratio (as a percent)	14.30%	14.90%
Tier 1 ratio (as a percent)	18.00%	17.10%
Total capital ratio (as a percent)	21.30%	20.80%
Credit risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 193,198	SFr 192,663
Market risk | Basel III
Risk-weighted assets
Risk-weighted assets	29,799	34,468
Non-counterparty risk | Basel III
Risk-weighted assets
Risk-weighted assets	5,515	5,866
Operational risk | Basel III
Risk-weighted assets
Risk-weighted assets	66,438	58,413
Bank | Basel III
Eligible capital
CET1 capital	40,013	40,853
Additional tier 1 capital	10,557	6,261
Tier 1 capital	50,570	47,114
Tier 2 capital	9,672	10,997
Total eligible capital	60,242	58,111
Risk-weighted assets
Risk-weighted assets	SFr 286,947	SFr 282,994
Capital ratios %
CET1 ratio (as a percent)	13.90%	14.40%
Tier 1 ratio (as a percent)	17.60%	16.60%
Total capital ratio (as a percent)	21.00%	20.50%
Bank | Credit risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 185,574	SFr 184,531
Bank | Market risk | Basel III
Risk-weighted assets
Risk-weighted assets	29,755	34,439
Bank | Non-counterparty risk | Basel III
Risk-weighted assets
Risk-weighted assets	5,180	5,611
Bank | Operational risk | Basel III
Risk-weighted assets
Risk-weighted assets	SFr 66,438	SFr 58,413